Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 7,898	$ 6,487
Non-current assets	64,042	62,842
Total assets	71,940	69,329
Current liabilities	12,107	11,469
Non-current liabilities	39,276	35,345
Total liabilities	51,383	46,814
Total equity attributable to BCE shareholders	20,229	22,178
NCI	328	337
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	466	400
Non-current assets	941	958
Total assets	1,407	1,358
Current liabilities	153	140
Non-current liabilities	239	246
Total liabilities	392	386
Total equity attributable to BCE shareholders	707	678
NCI	$ 308	$ 294
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 7	$ 5